Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020
Shares		Value
	COMMON STOCKS - 19.6%
	APPAREL & TEXTILE PRODUCTS - 0.7%
4,053	NIKE, Inc.	$ 353,341

	COMMERCIAL SERVICES - 0.4%
773	Cintas Corp.	171,475

	CONTAINERS & PACKAGING - 0.7%
5,340	Ball Corp.	350,251

	DISTRIBUTORS - DISCRETIONARY - 0.4%
2,150	Copart, Inc. *	172,237

	HARDWARE - 1.4%
177	Apple, Inc.	52,003
4,305	Garmin Ltd.	349,394
5,010	Hewlett Packard Enterprise Co.	50,401
3,132	HP, Inc.	48,577
1,136	NetApp, Inc.	49,723
1,010	Seagate Technology PLC	50,450
1,068	Western Digital Corp.	49,213
2,643	Xerox Holdings Corp.	48,340
		698,101
	HEALTH CARE FACILITIES & SERVICES - 0.9%
318	Anthem, Inc.	89,272
1,348	Centene Corp. *	89,750
236	Humana, Inc.	90,110
356	IQVIA Holdings, Inc. *	50,762
310	UnitedHealth Group, Inc.	90,666
		410,560
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
474	Cboe Global Markets, Inc.	47,106
238	CME Group, Inc.	42,414
520	Intercontinental Exchange, Inc.	46,514
400	Nasdaq, Inc.	43,868
		179,902
	INSURANCE - 0.7%
523	Aon PLC	90,306
1,120	Arthur J Gallagher & Co.	87,920
943	Marsh & McLennan Cos, Inc.	91,782
509	Willis Towers Watson PLC	90,750
		360,758
	MEDIA - 0.7%
59	Booking Holdings, Inc. *	87,354
1,192	Expedia Group, Inc.	84,608
844	VeriSign, Inc. *	176,810
		348,772
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 1.4%
228	Abbott Laboratories	$ 20,997
131	Abiomed, Inc. *	25,054
648	Agilent Technologies, Inc.	49,676
229	Baxter International, Inc.	20,331
87	Becton Dickinson and Co.	21,970
570	Boston Scientific Corp. *	21,364
145	Danaher Corp.	23,702
105	Edwards Lifesciences Corp. *	22,838
429	Hologic, Inc. *	21,493
86	IDEXX Laboratories, Inc. *	23,874
161	Illumina, Inc. *	51,364
43	Intuitive Surgical, Inc. *	21,968
207	Medtronic PLC	20,209
73	Mettler-Toledo International, Inc. *	52,556
562	PerkinElmer, Inc.	50,878
134	ResMed, Inc.	20,813
148	STERIS PLC	21,090
115	Stryker Corp.	21,439
66	Teleflex, Inc.	22,136
152	Thermo Fisher Scientific, Inc.	50,871
200	Varian Medical Systems, Inc. *	22,876
268	Waters Corp. *	50,116
174	Zimmer Biomet Holdings, Inc.	20,828
		678,443
	METALS & MINING - 0.7%
5,724	Newmont Goldcorp Corp.	340,464

	REAL ESTATE - 1.5%
170	American Tower Corp.	40,460
264	Crown Castle International Corp.	42,090
280	Digital Realty Trust, Inc.	41,857
5,027	Duke Realty Corp.	174,437
61	Equinix, Inc.	41,187
405	Extra Space Storage, Inc.	35,737
1,576	Iron Mountain, Inc.	38,108
1,979	Prologis, Inc.	176,586
194	Public Storage	35,977
141	SBA Communications Corp. *	40,879
1,774	Weyerhaeuser Co.	38,797
		706,115
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	RETAIL - CONSUMER STAPLES - 2.2%
581	Costco Wholesale Corp.	$ 176,043
681	Dollar General Corp.	119,379
1,471	Dollar Tree, Inc. *	117,195
11,323	Kroger Co.	357,920
1,061	Target Corp.	116,434
1,444	Walmart, Inc.	175,518
		1,062,489
	RETAIL - DISCRETIONARY - 1.1%
38	Amazon.com, Inc. *	94,012
4,459	Best Buy Co., Inc.	342,139
2,286	eBay, Inc.	91,051
		527,202
	SEMICONDUCTORS - 1.4%
566	Advanced Micro Devices, Inc. *	29,653
242	Analog Devices, Inc.	26,523
2,189	Applied Materials, Inc.	108,749
107	Broadcom, Inc.	29,063
444	Intel Corp.	26,631
676	KLA-Tencor Corp.	110,925
425	Lam Research Corp.	108,494
524	Maxim Integrated Products, Inc.	28,810
298	Microchip Technology, Inc.	26,143
580	Micron Technology, Inc. *	27,776
102	NVIDIA Corp.	29,813
276	Qorvo, Inc. *	27,056
348	Qualcomm, Inc.	27,377
258	Skyworks Solutions, Inc.	26,801
230	Texas Instruments, Inc.	26,696
299	Xilinx, Inc.	26,132
		686,642
	SOFTWARE - 1.8%
114	Adobe, Inc. *	40,315
1,823	Akaamai Technologies, Inc. *	178,125
149	ANSYS, Inc. *	39,012
211	Autodesk, Inc. *	39,484
484	Cadence Design Systems, Inc. *	39,267
268	Citrix Systems, Inc.	38,863
658	Fortinet, Inc. *	70,893
145	Intuit, Inc.	39,122
402	Microsoft Corp.	72,042
3,354	NortonLifeLock, Inc.	71,340
1,325	Oracle Corp.	70,185
147	Paycom Software, Inc. *	38,370
249	salesforce.com, Inc. *	40,325
222	ServiceNow, Inc. *	78,042
251	Synopsys, Inc. *	39,437
		894,822
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	SPECIALTY FINANCE - 0.6%
500	Alliance Data Systems Corp.	$ 25,035
217	Fidelity National Information Services, Inc.	28,620
264	Fiserv, Inc. *	27,208
111	FleetCor Technologies, Inc. *	26,779
160	Global Payments, Inc.	26,563
174	Jack Henry & Associates, Inc.	28,457
99	MasterCard, Inc. - Class A	27,222
222	PayPal Holdings, Inc. *	27,306
154	Visa, Inc. - Class A	27,523
1,434	The Western Union Co.	27,346
		272,059
	TECHNOLOGY SERVICES - 0.5%
183	Automatic Data Processing, Inc.	26,844
238	Broadridge Financial Solutions, Inc.	27,608
98	MarketAxess Holdings, Inc.	44,591
175	Moody's Corp.	42,682
133	MSCI, Inc.	43,491
421	Paychex, Inc.	28,847
152	S&P Global, Inc.	44,518
		258,581
	TELECOMMUNICATIONS - 0.7%
3,996	T-Mobile US, Inc. *	350,849

	TRANSPORTATION & LOGISTICS - 0.7%
1,688	JB Hunt Transport Services, Inc.	170,690
1,201	Old Dominion Freight Line, Inc.	174,493
		345,183
	UTILITIES - 0.7%
2,839	American Water Works Co., Inc.	345,478

	TOTAL COMMON STOCKS (Cost $8,283,037)	9,513,724

	EXCHANGE TRADED FUNDS - 64.5%
	CONSERVATIVE ALLOCATION - 5.5%
26,787	Arrow Reserve Capital Management ETF # ##	2,693,567

	CORPORATE - 4.0%
15,032	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,941,683

	GLOBAL - 16.0%
54,497	Arrow Dogs of the World ETF # ##	1,793,938
283,617	Arrow DWA Country Rotation ETF # ##	5,955,957
		7,749,895
	GOVERNMENT- 24.9%
68,507	iShares 1-3 Year Treasury Bond ETF	5,946,408
37,012	iShares 20+ Year Treasury Bond ETF	6,171,381
		12,117,789
	LARGE-CAP - 4.9%
13,342	Vanguard Growth ETF	2,405,829

	MID-CAP - 4.7%
15,483	Vanguard Mid-Cap Growth ETF	2,271,511

	REAL ESTATE - 4.5%
21,920	iShares Cohen & Steers REIT ETF	2,176,875

	TOTAL EXCHANGE TRADED FUNDS (Cost $32,945,712)	31,357,149

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

	Number of Contracts	Notional Amount	Strike Price	Expiration Date	Value
PURCHASED PUT OPTIONS - 0.3%
S&P500 EMINI	100	$331,250	$2,400	6/22/2020	$127,500
TOTAL PURCHASED PUT OPTIONS (Cost $331,250)					$127,500

		SHORT-TERM INVESTMENT - 5.6%
		MONEY MARKET FUND - 5.6%
2,725,885		Fidelity Investments Money Market Fund - Government Portfolio - Class I			2,725,885
		to yield 0.18% ^ (a) (Cost $2,725,885)

		TOTAL INVESTMENTS - 90.0% (Cost $44,285,884)			$43,724,258
		OTHER ASSETS LESS LIABILITIES - 10.0%			4,837,791
		NET ASSETS - 100.0%			$48,562,049

* Non-Income producing security.
^ Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.
# Affiliated Exchange Traded Fund
## Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
+ All or a portion of this investment is a holding of the ADWAB Fund Limited.
(a) All or a portion of this security is pledged as collateral for swap agreements.
PLC - Public Limited Company
ADR - American Depositary Receipt

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

		FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain
17	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Feb-21	$2,900,710	$192,100
		Total Unrealized Gain from Open Long Future Contracts			$192,100

++ All of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

FINANCIAL INDEX SWAP
Notional Value at April 30, 2020	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$1,863,758	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/30/2021	$(4,736)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of April 30, 2020.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted %+	Unrealized Appreciation/ (Depreciation)
16		2 YR T-Note	Mar-20	Morgan Stanley	$3,499,971	8.18%	$373
13		5 YR T-Note	Mar-20	Morgan Stanley	1,582,137	3.70%	897
4		Aussie 10YR Bond	Mar-20	Morgan Stanley	276	0.00%	1,041
45		Aussie 3 YR Bond	Mar-20	Morgan Stanley	2,947	0.01%	452
0	*	CFE VIX	Mar-20	Morgan Stanley	9,357	0.02%	(2,452)
1		CFE VIX	Mar-20	Morgan Stanley	36,553	0.09%	(2,452)
0	*	Emini NASDAQ	Mar-20	Morgan Stanley	69,925	0.16%	(373)
8		Euribor	Dec-21	Morgan Stanley	2,247,721	5.25%	1,124
2		Euro Bund	Mar-20	Morgan Stanley	464,543	1.09%	3,615
42		Eurodollars	Dec-21	Morgan Stanley	10,461,103	24.45%	(1)
3		Gilts	Mar-20	Morgan Stanley	505,908	1.18%	2,241
0	*	Hang Seng Index	Feb-20	Morgan Stanley	23,052	0.05%	-
0	*	Mini DOW	Mar-20	Morgan Stanley	23,562	0.06%	(327)
0	*	SFE SPI 200	Mar-20	Morgan Stanley	4,385	0.01%	215
95		Short Sterling	Dec-21	Morgan Stanley	14,986,009	35.02%	1,699
5		US 10 YR Notes	Mar-20	Morgan Stanley	723,242	1.69%	488
2		US T.Bond	Jun-20	Morgan Stanley	343,234	0.80%	(652)
							$5,888
Open Short Future Contracts
(3)		Australian Dollar Cme	Jun-20	Morgan Stanley	(187,121)	0.44%	574
(3)		British Pound Cme	Jun-20	Morgan Stanley	(241,259)	0.56%	(2,862)
(0)	*	CAC Index	May-20	Morgan Stanley	(14,527)	0.03%	311
(7)		Canadian Dollar Cme	Jun-20	Morgan Stanley	(537,798)	1.26%	985
(0)		Cfe Vix	Jun-20	Morgan Stanley	(8,077)	0.02%	(2,452)
(2)		Cfe Vix	May-20	Morgan Stanley	(51,209)	0.12%	(2,452)
(0)	*	Dax index	Jun-20	Morgan Stanley	(57,797)	0.14%	1,340
(0)	*	EMINI S&P	Jun-20	Morgan Stanley	(35,279)	0.08%	469
(22)		ERX 2 Bund	Jun-20	Morgan Stanley	(2,733,453)	6.39%	(2,448)
(1)		ERX Bobl	Jun-20	Morgan Stanley	(188,273)	0.44%	(781)
(3)		Eur/Usd Cme	Jun-20	Morgan Stanley	(399,736)	0.93%	(2,973)
(3)		Euro Stoxx 50	Jun-20	Morgan Stanley	(106,104)	0.25%	2,834
(1)		FTSE Index	Jun-20	Morgan Stanley	(75,675)	0.18%	2,808
(0)	*	Japan Govt Bond Ose	Jun-20	Morgan Stanley	(554,425)	1.30%	214
(2)		Japanese Yen CME	Jun-20	Morgan Stanley	(283,612)	0.66%	1,671
(5)		Mexican Peso Cme	Jun-20	Morgan Stanley	(97,461)	0.23%	873
(0)	*	OSK Nikkei	Jun-20	Morgan Stanley	(72,791)	0.17%	(874)
(2)		Swiss Franc Cme	Jun-20	Morgan Stanley	(207,922)	0.49%	(2,051)
(1)		Topix Index	Jun-20	Morgan Stanley	(92,332)	0.22%	(214)
							$(5,028)
* Less than 1 contract

+ Above totals do not foot to 100% due to cash balances contained in the custom basket's net assets representing 4.33%.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

COMMODITY INDEX SWAP ++
Notional Value at April 30, 2020	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$3,018,190	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/30/2021	$(107,541)

					Net Unrealized Depreciation on Swap Contracts	$(112,277)

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of April 30, 2020.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted %+	Unrealized Appreciation/ (Depreciation)
1	Cocoa NY	Jul-20	Morgan Stanley	$31,434	0.59%	$482
1	Gold CMX	Jun-20	Morgan Stanley	201,429	3.76%	(2,283)
4	Wheat	Jul-20	Morgan Stanley	108,335	2.02%	1,510
						$(291)
Open Short Future Contracts
(3)	Beanmeal	Jul-20	Morgan Stanley	(95,232)	1.78%	(2,087)
(8)	Beanoil	Jul-20	Morgan Stanley	(128,310)	2.39%	(2,074)
(2)	Brent Oil	Aug-20	Morgan Stanley	(64,112)	1.20%	(4,416)
(0)	Coffee NY	Jul-20	Morgan Stanley	(13,541)	0.25%	(127)
(17)	Corn	Jul-20	Morgan Stanley	(279,909)	5.22%	(4,792)
(6)	Cotton	Jul-20	Morgan Stanley	(162,289)	3.03%	(617)
(2)	Crude Oil	Jun-20	Morgan Stanley	(41,599)	0.78%	(8,346)
(4)	Gas Oil LDN	Jun-20	Morgan Stanley	(89,422)	1.67%	(8,073)
(2)	Gasoline Blendstock	Jun-20	Morgan Stanley	(55,906)	1.04%	(2,083)
(2)	Heating Oil	Jun-20	Morgan Stanley	(85,183)	1.59%	(5,774)
(3)	Hi Grade Copper	Jul-20	Morgan Stanley	(182,473)	3.40%	1,986
(3)	KCBT Red Wheat	Jul-20	Morgan Stanley	(75,978)	1.42%	(1,705)
(6)	Lean Hogs	Jun-20	Morgan Stanley	(152,190)	2.84%	(8,837)
(4)	Live Cattle	Jun-20	Morgan Stanley	(140,145)	2.61%	(2,731)
(5)	Natural Gas	Jun-20	Morgan Stanley	(105,930)	1.98%	(4,381)
(1)	Silver CMX	Jul-20	Morgan Stanley	(38,147)	0.71%	871
(4)	Soybeans	Jul-20	Morgan Stanley	(162,209)	3.03%	(3,366)
(11)	Sugar NY	Jul-20	Morgan Stanley	(130,197)	2.43%	(5,744)
						$(62,296)

+ Above totals do not foot to 100% due to cash balances contained in the custom basket's net assets representing 56.26%.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2020 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at April 30, 2020
Financial Risk	$(4,736)
Commodity Risk	(107,541)
Future Commodity Contracts	192,100
Total	79,823

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$9,513,724	$-	$-	$9,513,724
Exchange Traded Funds	31,357,149	-	-	31,357,149
Purchased Put Options	127,500	-	-	127,500
Money Market Funds	2,725,885	-	-	2,725,885
Variation Margin-Open Long Futures Contracts*	192,100	-	-	192,100
Total	$43,916,358	$-	$-	$43,916,358
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts*	$-	$112,277	$-	$112,277
Total	$-	$112,277	$-	$112,277

The Fund did not hold any Level 3 securities during the period.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of April 30, 2020.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2020	% of Fund Net Assets at April 30, 2020
ADB-CFC	12/5/12	$1,857,205	3.82%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$44,121,699	$3,057,811	$(3,455,252)	$(397,441)

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020
Shares		Value
	EXCHANGE TRADED FUNDS - 79.5%
	CONSERVATIVE ALLOCATION - 0.2%
1,400	Arrow Reserve Capital Management ETF +	$140,777

	GOVERNMENT- 17.8%
56,702	iShares 7-10 Year Treasury Bond ETF	6,898,932
46,440	iShares 20+ Year Treasury Bond ETF	7,743,406
		14,642,338
	HEALTH CARE - 11.2%
92,369	Health Care Select Sector SPDR Fund	9,211,960

	LARGE-CAP - 29.3%
63,976	iShares Edge MSCI USA Quality Factor ETF	7,609,306
41,547	iShares S&P 500 Growth ETF	7,834,518
75,984	Vanguard Dividend Appreciation ETF	8,631,782
		24,075,606
	TECHNOLOGY - 13.0%
116,396	Technology Select Sector SPDR Fund	10,639,758

	UTILITIES - 8.0%
115,035	Utilities Select Sector SPDR Fund	6,586,904

	TOTAL EXCHANGE TRADED FUNDS (Cost $65,554,602)	65,297,343

	SHORT-TERM INVESTMENT - 17.2%
	MONEY MARKET FUND - 17.2%
14,131,617	Fidelity Investments Money Market Fund - Government Portfolio - Class I	14,131,617
	to yield 0.70% * ++ (Cost $14,131,617)

	TOTAL INVESTMENTS - 96.7% (Cost $79,686,219)	$79,428,960
	OTHER ASSETS LESS LIABILITIES - 3.3%	2,683,447
	NET ASSETS - 100.0%	$82,112,407

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the ADWAT Fund Limited.

FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain
42	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Dec-20	$7,160,580	$298,973
42	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Feb-21	7,166,460	112,774
23	Goldman Sachs & Co. LLC	Silver Future ++	May-20	1,755,820	(41,405)
		Total Unrealized Gain from Open Long Future Contracts			$370,342

++ All of these contracts are holdings of the ADWAT Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund ,ay purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognized a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits of the futures contracts. Each Fund segregates liquid securities having a value to least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of derivative instruments outstanding as of April 30, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$65,297,343	$-	$-	$65,297,343
Money Market Fund	14,131,617	-	-	14,131,617
Variation Margin-Open Long Futures Contracts*	370,342	-	-	370,342
Total	$79,799,302	$-	$-	$79,799,302

The Fund did not hold any Level 3 securities during the period.

* Derivative instruments included cumulative net unrealized gain or loss on futures contracts open as of April 30, 2020.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2020	% of Fund Net Assets at April 30, 2020
ADT-CFC	12/12/11	$3,311,653	4.03%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$79,686,219	$2,816,758	$(3,074,017)	$(257,259)

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 94.4%
	CONSERVATIVE ALLOCATION - 43.7%
14,667	Arrow Reserve Capital Management ETF +	$1,474,818

	CORPORATE - 50.7%
21,319	iShares iBoxx $ High Yield Corporate Bond ETF	1,714,687

	TOTAL EXCHANGE TRADED FUNDS - (Cost $3,175,157)	3,189,505

	SHORT TERM INVESTMENT - 50.3%
	MONEY MARKET FUND - 50.3%
1,700,004	Fidelity Investments Money Market Funds Government Portfolio - Class I,	1,700,004
	to yield 0.18% ^ (Cost - $1,700,004)

	TOTAL INVESTMENTS - 144.7% (Cost $4,875,161)	$4,889,509
	LIABILITIES IN EXCESS OF OTHER ASSETS - (44.7)%	(1,511,074)
	NET ASSETS - 100.0%	$3,378,435

^ Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.
+ Affiliated Exchange Traded Fund

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

		FUTURES CONTRACT
Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain
(7)	Goldman Sachs & Co. LLC	US Ultra Bond CBT	Jun-20	$1,573,467	$2
				Unrealized Gain from Short Futures Contracts	$2

^ All collateral for open future/swap contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The notional value of the derivative instruments outstanding as of April 30, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,189,505	$-	$-	$3,189,505
Money Market Fund	1,700,004	-	-	1,700,004
Variation Margin- Open Short Future Contract *	2	-	-	2
Total	$4,889,511	$-	$-	$4,889,511

The Fund did not hold any Level 3 securities during the period.
See Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.
* Derivative instruments include cumulative net unrealized gain or loss on futures contracts as of April 30, 2020.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$4,879,078	$14,348	$(3,917)	$10,431

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020
Shares		Value
	EXCHANGE TRADED FUND - 50.8%
	CONSERVATIVE ALLOCATION - 50.8%
436,410	Arrow Reserve Capital Management ETF + ## (Cost $43,695,960)	$43,883,230

	SHORT-TERM INVESTMENT - 26.7%
	MONEY MARKET FUND - 26.7%
23,056,951	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a)	23,056,951
	to yield 0.18% * ++

	TOTAL SHORT-TERM INVESTMENT (Cost $23,056,951)

	TOTAL INVESTMENTS - 77.5% (Cost $66,752,911)	$66,940,181
	OTHER ASSETS LESS LIABILITIES - 22.5%	19,373,812
	NET ASSETS - 100.0%	$86,313,993

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the "MFT Fund").
(a) Pledged as collateral for swap agreements.
## Affiliated company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

FINANCIAL INDEX SWAP
Notional Value at April 30, 2020	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$36,468,736	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/30/2021	$(92,687)
					Total Net Unrealized Depreciation on Financial Index Swap Contract	$(92,687)

The following table represents the individual positions and related values within the financial index swap as of April 30, 2020.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted %+	Unrealized Appreciation/ (Depreciation)
311	2 YR T-Note	Jun-20	Morgan Stanley	$68,484,992	8.18%	$7,291
247	5 YR T-Note	Jun-20	Morgan Stanley	30,958,163	3.70%	17,557
84	Aussie 10YR Bond	Jun-20	Morgan Stanley	5,404	0.00%	20,379
888	Aussie 3 YR Bond	Jun-20	Morgan Stanley	57,658	0.01%	8,844
6	CFE VIX	Jul-20	Morgan Stanley	183,093	0.02%	(47,984)
23	CFE VIX	Aug-20	Morgan Stanley	715,247	0.09%	(47,984)
8	Emini NASDAQ	Jun-20	Morgan Stanley	1,368,235	0.16%	(7,307)
160	Euribor	Dec-21	Morgan Stanley	43,981,832	5.25%	21,999
48	Euro Bund	Jun-20	Morgan Stanley	9,089,860	1.09%	70,729
821	Eurodollars	Dec-21	Morgan Stanley	204,695,584	24.45%	(14)
57	Gilts	Jun-20	Morgan Stanley	9,899,255	1.18%	43,845
3	Hang Seng Index	May-20	Morgan Stanley	451,062	0.05%	(3)
4	Mini DOW	Jun-20	Morgan Stanley	461,038	0.06%	(6,393)
1	SFE SPI 200	Jun-20	Morgan Stanley	85,806	0.01%	4,216
1,868	Short Sterling	Dec-21	Morgan Stanley	293,235,800	35.02%	33,244
102	US 10 YR Notes	Jun-20	Morgan Stanley	14,151,898	1.69%	9,544
37	US T.Bond	Jun-20	Morgan Stanley	6,716,156	0.80%	(12,754)
						$115,209

Open Short Future Contracts
(56)	Australian Dollar Cme	Jun-20	Morgan Stanley	(3,661,449)	0.44%	$11,226
(60)	British Pound Cme	Jun-20	Morgan Stanley	(4,720,779)	0.56%	(55,996)
(6)	CAC Index	May-20	Morgan Stanley	(284,249)	0.03%	6,080
(147)	Canadian Dollar CME	Jun-20	Morgan Stanley	(10,523,252)	1.26%	19,280
(29)	CFE VIX	May-20	Morgan Stanley	(1,002,016)	0.12%	(47,983)
(5)	CFE VIX	Jun-20	Morgan Stanley	(158,048)	0.02%	(47,983)
(4)	DAX Index	Jun-20	Morgan Stanley	(1,130,930)	0.14%	26,222
(5)	EMINI S&P	Jun-20	Morgan Stanley	(690,321)	0.08%	9,181
(435)	ERX 2 Bund	Jun-20	Morgan Stanley	(53,486,309)	6.39%	(47,908)
(25)	ERX Bobl	Jun-20	Morgan Stanley	(3,683,991)	0.44%	(15,288)
(57)	Eur/Usd Cme	Jun-20	Morgan Stanley	(7,821,764)	0.93%	(58,154)
(66)	Euro Stoxx 50	Jun-20	Morgan Stanley	(2,076,165)	0.25%	55,461
(20)	FTSE Index	Jun-20	Morgan Stanley	(1,480,755)	0.18%	54,942
(8)	Japan Govt Bond Ose	Jun-20	Morgan Stanley	(10,848,598)	1.30%	4,179
(48)	Japanese Yen Cme	Jun-20	Morgan Stanley	(5,549,513)	0.66%	32,704
(92)	Mexican Peso Cme	Jun-20	Morgan Stanley	(1,907,044)	0.23%	17,072
(8)	OSK Nikkei	Jun-20	Morgan Stanley	(1,424,327)	0.17%	(17,104)
(31)	Swiss Franc Cme	Jun-20	Morgan Stanley	(4,068,466)	0.49%	(40,116)
(13)	Topix Index	Jun-20	Morgan Stanley	(1,806,680)	0.22%	(4,197)
						$(98,382)

+ Above totals do not foot to 100% due to cash balances contained in the custom basket's net assets representing 4.33%.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

COMMODITY INDEX SWAP ++
Notional Value at April 30, 2020	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation (Depreciation)
$50,291,805	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/30/2021	$(1,791,947)

					Total Net Unrealized Depreciation on Swap Contracts	$(1,884,634)

++ All or a portion of these contracts are holdings of the Arrow MFT Fund Limited.

The following table represents the individual positions and related values within the commodity index swap as of April 30, 2020.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted %+	Unrealized Appreciation/ (Depreciation)
22	Cocoa NY	Jul-20	Morgan Stanley	523,786	0.59%	$8,028
20	Gold CMX	Jun-20	Morgan Stanley	3,356,391	3.76%	(38,037)
69	Wheat	Jul-20	Morgan Stanley	1,805,177	2.02%	25,161
						$(4,848)
Open Short Future Contracts
(54)	Beanmeal	Jul-20	Morgan Stanley	(1,586,838)	1.78%	(34,768)
(134)	Beanoil	Jul-20	Morgan Stanley	(2,138,010)	2.39%	(34,562)
(38)	Brent Oil	Aug-20	Morgan Stanley	(1,068,288)	1.20%	(73,584)
(6)	Coffee NY	Jul-20	Morgan Stanley	(225,634)	0.25%	(2,123)
(292)	Corn	Jul-20	Morgan Stanley	(4,664,091)	5.22%	(79,842)
(94)	Cotton	Jul-20	Morgan Stanley	(2,704,211)	3.03%	(10,279)
(37)	Crude Oil	Jun-20	Morgan Stanley	(693,161)	0.78%	(139,072)
(58)	Gas Oil LDN	Jun-20	Morgan Stanley	(1,490,028)	1.67%	(134,527)
(28)	Gasoline Blendstock	Jun-20	Morgan Stanley	(931,556)	1.04%	(34,709)
(41)	Heating Oil	Jun-20	Morgan Stanley	(1,419,396)	1.59%	(96,209)
(52)	Hi Grade Copper	Jul-20	Morgan Stanley	(3,040,527)	3.40%	33,091
(52)	KCBT Red Wheat	Jul-20	Morgan Stanley	(1,266,022)	1.42%	(28,407)
(108)	Lean Hogs	Jun-20	Morgan Stanley	(2,535,930)	2.84%	(147,255)
(68)	Live Cattle	Jun-20	Morgan Stanley	(2,335,215)	2.61%	(45,509)
(91)	Natural Gas	Jun-20	Morgan Stanley	(1,765,110)	1.98%	(72,993)
(8)	Silver CMX	Jul-20	Morgan Stanley	(635,638)	0.71%	14,519
(63)	Soybeans	Jul-20	Morgan Stanley	(2,702,878)	3.03%	(56,096)
(187)	Sugar NY	Jul-20	Morgan Stanley	(2,169,455)	2.43%	(95,706)
						$(1,038,031)

+ Above totals do not foot to 100% due to cash balances contained in the custom basket's net assets representing 56.26%.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2020 categorized by risk exposure:

Risk Exposure Category	Unrealized Loss at April 30, 2020
Financial Index	$ (1,791,947)
Commodity Risk	(92,687)
Total	$ (1,884,634)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The notional value of the derivative instruments outstanding as of April 30, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Trade Fund	$43,883,230	$-	$-	$43,883,230
Money Market Fund	23,056,951	-	-	23,056,951
Total	$66,940,181	$-	$-	$66,940,181
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$-	$1,884,634	$-	$1,884,634
Total	$-	$1,884,634	$-	$1,884,634

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

* Derivative instruments include cumulative net unrealized gain or loss on swaps open as of April 30, 2020.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFSF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFSF Prospectus.

A summary of the AMFSF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30, 2020	% of Fund Net Assets at April 30, 2020
AMFSF-CFC	11/6/09	$8,980,934	10.40%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$66,752,911	$187,270	$-	$187,270